FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Assets
Beginning balance	£ 267,076
Ending Balance	272,640
Liabilities
Beginning balance	(252,983)
Ending Balance	(257,578)
Level 3 | Financial liabilities at fair value
Liabilities
Beginning balance	(14)
Fair value movements	0
Purchases	0
Transfers out	0
Settlements	0
Ending Balance	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Derivatives
Liabilities
Beginning balance	(14)
Fair value movements	0
Purchases	0
Transfers out	0
Settlements	0
Ending Balance	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Other financial assets at FVTPL
Assets
Beginning balance	87
Fair value movements	(2)
Purchases	8
Transfers out	0
Settlements	(15)
Ending Balance	78
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(2)
Level 3 | Financial assets at FVOCI
Assets
Beginning balance	34
Fair value movements	0
Purchases	0
Transfers out	(32)
Settlements	(2)
Ending Balance	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Financial assets at fair value
Assets
Beginning balance	156
Fair value movements	(1)
Purchases	8
Transfers out	(32)
Settlements	(19)
Ending Balance	112
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)
Level 3 | Derivatives
Assets
Beginning balance	35
Fair value movements	1
Purchases	0
Transfers out	0
Settlements	(2)
Ending Balance	34
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 1